UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON SEPTEMBER 30, 2005, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2006.

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment           [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   May 12, 2006

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _11_

Form 13F Information Table Value Total:  $219,657


List of Other Included Managers:  None

Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.

IMS HEALTH INC	             COM	449934108	8389	333291	  SH	  DEFINED	       333291	0	0
LAWSON SOFTWARE INC	     COM	520780107	236	33969	  SH	  DEFINED	       33969	0	0
BEVERLY ENTERPRISES INC	    COMNEW	87851309	12250	1000000	  SH	  DEFINED	       1000000	0	0
CHIRON CORP	             COM	170040109	14146	324300	  SH	  DEFINED	       324300	0	0
GTECH HLDGS CORP	     COM	400518106	8611	268600	  SH	  DEFINED	       268600	0	0
IVAX CORP	             COM	465823102	37230	1412360	  SH	  DEFINED	       1412360	0	0
MBNA CORP	             COM	55262L100	31202	1266300	  SH	  DEFINED	       1266300	0	0
MCI INC	                     COM	552691107	57859	2280606	  SH	  DEFINED	       2280606	0	0
MEDICIS PHARMACEUTICAL CORP CLANEW	584690309	4308	132300	  SH	  DEFINED	       132300	0	0
NDCHEALTH CORP	             COM	639480102	1563	82600	  SH	  DEFINED	       82600	0	0
PACIFICARE HEALTH SYS DEL    COM	695112102	43863	549800	  SH	  DEFINED	       549800	0	0

